Shareholder Fees - FidelityTax-ExemptMoneyMarketFundFidelityTreasuryMoneyMarketFund-RetailComboPRO	Dec. 30, 2023 USD ($)
FidelityTax-ExemptMoneyMarketFundFidelityTreasuryMoneyMarketFund-RetailComboPRO | Fidelity Tax-Exempt Money Market Fund
Shareholder Fees:
(fees paid directly from your investment)	none